Deposits - Contractual Maturities (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Total demand deposits
Non-interest bearing	$ 3,039,701	$ 2,820,609
Interest bearing	6,844,127	8,104,668
Total demand deposits	9,883,828	10,925,277
Demand or less than $100k
Within 3 months	32,764	30,181
3 to 6 months	9,814	8,949
6 to 12 months	12,848	13,094
After 12 months	11,391	12,426
Total term deposits	66,817	64,650
Total deposits, less than $100k	9,950,645	10,989,927
Term - $100k or more
Within 3 months	2,093,464	1,627,330
3 to 6 months	447,471	578,096
6 to 12 months	423,737	589,161
After 12 months	75,759	85,709
Total term deposits	3,040,431	2,880,296
Term
Within 3 months	2,126,228	1,657,511
3 to 6 months	457,285	587,045
6 to 12 months	436,585	602,255
After 12 months	87,150	98,135
Total term deposits	3,107,248	2,944,946
Total deposits	$ 12,991,076	$ 13,870,223
Weighted average interest rate, demand deposits	0.0047	(0.0003)